OTHER TRANSACTIONS (Details) $ in Millions, $ in Millions			3 Months Ended		12 Months Ended
	Jun. 28, 2019 CAD ($)	Sep. 29, 2018 CAD ($)	Sep. 30, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	May 31, 2018 USD ($)	May 31, 2018 CAD ($)
Disclosure of Other Transactions [Line Items]
Proceeds from disposal of assets					$ 274.0	$ 84.0
Gain on sale of business					253.0	24.0
Exploration and Production
Disclosure of Other Transactions [Line Items]
Gain on sale of business					$ 228.0	$ (91.0)
Non Core Australian Assets
Disclosure of Other Transactions [Line Items]
Gain on sale of business			$ 65.0
Gain on sale of business after tax			$ 48.0
Suncor's Libyan Assets
Disclosure of Other Transactions [Line Items]
Gain on sale of business				$ 363.0
Gain on sale of business after tax				$ (264.0)
Fenja Development Project
Disclosure of Other Transactions [Line Items]
Interest purchased (as a percent)							17.50%	17.50%
Consideration paid							$ 55	$ 70.0
Interim settlement costs								$ 22.0
Canbriam Energy, Inc.
Disclosure of Other Transactions [Line Items]
Ownership interest (as percent)	37.00%
Canbriam Energy, Inc. | Exploration and Production
Disclosure of Other Transactions [Line Items]
Gain on sale of business	$ 151.0
Gain on sale of business after tax	139.0
Consideration paid	$ 52.0
Joslyn Oil Sands Mining Project
Disclosure of Other Transactions [Line Items]
Percentage of working interest agreed to sell		36.75%
Gross proceeds		$ 82.7
Proceeds from disposal of assets		36.8
Total receivable		45.9
Long term receivable		36.7
Current receivable		$ 9.2
Other receivable term		5 years
Gain on sale of business		$ 83.0
Suncor With the Other Working Interest Partners | Joslyn Oil Sands Mining Project
Disclosure of Other Transactions [Line Items]
Percentage of working interest agreed to sell		100.00%
Gross proceeds		$ 225.0
Proceeds from disposal of assets		100.0
Total receivable		$ 125.0